Provision for contingencies (Details 2) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Movement Of The Provision For Contingencies [Abstract]
Beginning balance	R$ 7,004	R$ 4,648
Accrual	8,227	3,745
Settlement	(4,822)	(1,792)
Interest	1,440	403
Ending balance	R$ 11,849	R$ 7,004